Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock options are a component of our long-term incentive compensation for our eligible employees. The Compensation and Stock Option Committee does not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, and does not time the public release of such information based on stock option grant dates. Other than on a predetermined schedule, we have not granted stock options or similar awards during periods in which there is material nonpublic information about the Company, including (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

The Compensation and Stock Option Committee typically grants stock options to eligible employees in connection with the annual compensation-setting process, or on a case-by-case basis in connection with new hires and promotions. Stock option grants are effective on the date of the meeting or unanimous written consent (or on the next trading day following such date if it is not a trading day).

During the period covered by this report, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
Stock options are a component of our long-term incentive compensation for our eligible employees. The Compensation and Stock Option Committee does not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, and does not time the public release of such information based on stock option grant dates. Other than on a predetermined schedule, we have not granted stock options or similar awards during periods in which there is material nonpublic information about the Company, including (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

The Compensation and Stock Option Committee typically grants stock options to eligible employees in connection with the annual compensation-setting process, or on a case-by-case basis in connection with new hires and promotions. Stock option grants are effective on the date of the meeting or unanimous written consent (or on the next trading day following such date if it is not a trading day).

During the period covered by this report, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Stock options are a component of our long-term incentive compensation for our eligible employees. The Compensation and Stock Option Committee does not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, and does not time the public release of such information based on stock option grant dates. Other than on a predetermined schedule, we have not granted stock options or similar awards during periods in which there is material nonpublic information about the Company, including (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

The Compensation and Stock Option Committee typically grants stock options to eligible employees in connection with the annual compensation-setting process, or on a case-by-case basis in connection with new hires and promotions. Stock option grants are effective on the date of the meeting or unanimous written consent (or on the next trading day following such date if it is not a trading day).

MNPI Disclosure Timed for Compensation Value	false